17. Borrowings and financing	12 Months Ended
Dec. 31, 2018
Borrowings And Financing
Borrowings and financing

17.1.Debt breakdown

	Weighted average rate	2018	2017

Debentures and Certificate of Agribusiness Receivables (note 17.4)	101.22% of CDI (i)	4,146	3,015
		4,146	3,015

Borrowings and financing
Local currency
BNDES	3.91% per year	37	45
Working capital (note 17.10)	94.94% of CDI (i)	238	285
Working capital	TR (ii) + 9.80 % per year	112	125
Finance lease (note 22)		152	195
Swap contracts (note 17.7)	101.44% of CDI (i)	(11)	(19)
Borrowing costs		(3)	(4)
		525	627
Foreign currency (note 17.5)
Working capital	USD + 3.26% per year	843	664
Working capital		-	200
Swap contracts (note 17.7)	102.59% of CDI (i)	(76)	55
Borrowing costs		-	(1)
		767	918
Total		5,438	4,560

Current assets		43	-
Noncurrent assets		44	28
Current liabilities		2,016	1,251
Noncurrent liabilities		3,509	3,337

(i)   CDI: Certificate of Interbank Deposit

(ii)  TR: Referential rate

17.2.Changes in borrowings

At December 31, 2016	5,869
Additions - working capital	7,789
Additions - finance lease	41
Accrued interest	748
Accrued swap	114
Mark-to-market	12
Monetary and exchange rate changes	22
Borrowing costs	9
Interest paid	(1,131)
Payments	(8,336)
Swap paid	(318)
Liabilities related to assets held for sale (note 32)	(259)
At December 31, 2017	4,560
Additions - working capital (note 17.10)	9,139
Accrued interest	619
Accrued swap	(126)
Mark-to-market	12
Monetary and exchange rate changes	184
Borrowing costs	13
Interest paid	(758)
Payments	(7,980)
Swap paid	(9)
Liabilities related to assets held for sale (note 32)	(216)
At December 31, 2018	5,438

17.3.Maturity schedule of borrowings and financing recorded in noncurrent liabilities

Year

From 1 to 2 years	1,306
From 2 to 3 years	1,559
From 3 to 4 years	528
From 4 to 5 years	24
After 5 years	52
Subtotal	3,469

Borrowing costs	(4)
Total	3,465

17.4.Debentures and Certificate of Agribusiness Receivables - CRA

				Date
	Type	Issue Amount	Outstanding debentures (units)	Issue	Maturity	Financial charges	Unit price (in reais)	2018	2017

12th Issue of Debentures – CBD	No preference	900	-	09/17/14	09/12/19	107.00% of CDI	-	-	921
13th Issue of Debentures – CBD and CRA	No preference	1,012	1,012,500	12/20/16	12/20/19	97.50% of CDI	1,001	1,014	1,014
14th Issue of Debentures – CBD and CRA	No preference	1,080	1,080,000	04/17/17	04/13/20	96.00% of CDI	1,013	1,094	1,096
15th Issue of Debentures – CBD	No preference	800	800,000	01/17/18	01/15/21	104.75% of CDI	1,030	824	-
16th Issue of Debentures – CBD (1st tranche)	No preference	700	700,000	09/11/18	09/10/21	106% of CDI	1,020	714	-
16th Issue of Debentures – CBD (2nd tranche)	No preference	500	500,000	09/11/18	09/12/22	107.4% of CDI	1,020	510	-
Borrowing costs								(10)	(16)
Total								4,146	3,015

Current liabilities								1,068	481
Noncurrent liabilities								3,078	2,534

GPA issues debentures to strengthen its working capital, maintain its cash strategy, lengthening its debt profile and make investments. The debentures issued are unsecured, without renegotiation clauses and not convertible into shares.

Principal is paid in full on the maturity date with semi-annually interest payments (13th, 14th, 15th and 16th issue).

The 13th and 14th issues can be early redeemed, at any time, the 15th issue could be redeemed starting on December 15, 2018 and the 16th on December 10, 2018.

On April 17, 2017, the Group launched the 14th issuance of simple debentures, non-convertible into shares, unsecured, in a single tranche, which was placed privately with Ares Serviços Imobiliários Ltda., which was later assigned and transferred to Ápice Securitizadora S.A., that acquired the Debentures and the Certificate of Agribusiness Receivables with the purpose to bind with the 7th series of the 1st issuance of Certificate of Agribusiness Receivables (CRA). The proceeds were used exclusively for purchasing agribusiness products, such as fruits, vegetables, dairy, and animal’s protein from rural producers and cooperatives. This debenture matures on April 13, 2020, with interest of 96% of the CDI to be semi-annually paid.

On January 17, 2018, the Group launched the 15th issuance of simple debentures, non-convertible into shares, unsecured, in a single tranche. The proceeds were used to increase working capital and extend the indebtedness profile. It matures on January 15, 2021, with interest of 104.75% of CDI that will be paid semi-annually.

On September 11, 2018, the Group launched the 16th issuance of simple debentures, non-convertible to shares, unsecured, in two tranches. The proceeds were used to increase working capital and extend the indebtedness profile. The first tranche matures on September 10, 2021 and the second serie matures on September 10, 2022, with interest of 106.00% of CDI for the first serie and 107.40% for the second serie with semi-annual payment.

17.5.	Borrowings in foreign currencies

On December 31, 2018 the Group has loans in foreign currencies (US dollar) to strengthen its working capital, maintain its cash strategy, lengthening its debt profile and make investments, being the last due date in September, 2020.

17.6.	Guarantees

The Group has signed promissory notes for some loan contracts.

17.7.	Swap contracts

The Group uses swap transactions for 100% of its borrowings denominated in US dollars, euros and fixed interest rates, exchanging these obligations for Real linked to CDI (floating) interest rates. These contracts include a total amount of the debt with the objective to protect the interest and principal and are signed, generally, with the same due dates and in the same economic group. The weighted average annual rate of CDI in 2018 was 6.42% (9.93% in 2017).

17.8.	Credit lines

The Group entered into credit lines agreements, in the amount of R$1,800. These agreements are under market conditions and effective for 2020.

17.9.	Financial covenants

In connection with the debentures and promissory notes and for a portion of borrowings denominated in foreign currencies, the Group is required to maintain certain debt financial covenants. These ratios are quarterly calculated based on the consolidated financial statements of the Group prepared in accordance with accounting practices adopted in Brazil, as follows: (i) net debt (debt minus cash and cash equivalents and trade receivables) should not exceed equity and (ii) consolidated net debt/EBITDA ratio should be lower than or equal to 3.25. At December 31, 2018, the Company complied with these ratios.

17.10.	Total Return Swap (“TRS”)

The Group sold 50.000.000 shares, representing a 3.8% stake in Via Varejo through an auction at B3 on December 27, 2018 for the amount of R$218. On December 21, 2018 a Total Return Swap ("TRS") agreement was signed with a bank for the same number of shares. Although the ownership of the shares was transferred to the Bank, the Group bears the risk on changes to the market value of the shares in future sales made by the bank, which, based on IFRS 9, determines that the shares should not be derecognized. The transaction was completed in February 2019.